UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-SANN-0511
1.756671.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Actual	.0027%	$ 1,000.00	$ 1,002.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 3/31/11	% of fund's investments 9/30/10	% of fund's investments 3/31/10
0 - 30	51.0	55.7	53.8
31 - 90	30.2	29.2	25.2
91 - 180	14.9	8.7	15.3
181 - 397	3.9	6.4	5.7
Weighted Average Maturity
	3/31/11	9/30/10	3/31/10
Fidelity® Money Market Central Fund	47 Days	54 Days	54 Days
All Taxable Money Market Funds Average*	45 Days	44 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/11	9/30/10	3/31/10
Fidelity Money Market Central Fund	85 Days	85 Days	n/a***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Commercial Paper 21.2%	Commercial Paper 20.5%
Bank CDs, BAs, TDs, and Notes 46.6%	Bank CDs, BAs, TDs, and Notes 52.8%
Government Securities 5.0%	Government Securities 4.0%
Municipal Securities 10.3%	Municipal Securities 9.0%
Other Government Related† 1.8%	Other Government Related† 0.1%
Repurchase Agreements 15.4%	Repurchase Agreements 14.2%
Other Investments 0.3%	Other Investments 2.8%
Net Other Assets** (0.6)%	Net Other Assets** (3.4)%

† Includes FDIC Guaranteed Corporate Securities.

* Source: iMoney Net, Inc.

** Net Other Assets are not included in the pie chart.

*** Information not available

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 41.1%
		Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 12.6%
Commonwealth Bank of Australia
	4/4/11 to 6/7/11	0.30%	$ 4,000,000	$ 4,000,000
Credit Agricole SA
	4/8/11 to 8/1/11	0.37 to 0.45	25,000,000	25,000,000
Credit Industriel et Commercial
	5/3/11	0.40	20,000,000	20,000,000
Danske Bank A/S
	4/11/11	0.33	3,000,000	3,000,002
HSBC Bank PLC
	8/29/11 to 3/15/12	0.50 to 0.55	6,000,000	6,000,000
ING Bank NV
	4/1/11 to 7/5/11	0.30 to 0.33	33,000,000	33,000,000
Landesbank Hessen-Thuringen
	4/18/11 to 4/26/11	0.33	12,000,000	12,000,000
National Australia Bank Ltd.
	6/6/11 to 7/7/11	0.40 to 0.43	11,000,000	11,000,010
				114,000,012
New York Branch, Yankee Dollar, Foreign Banks - 28.5%
Bank of Montreal
	5/25/11 to 11/22/11	0.34 to 0.50 (d)	20,000,000	20,000,000
Bank of Nova Scotia
	5/13/11 to 3/16/12	0.31 to 0.38 (d)	5,000,000	4,999,702
Bank of Nova Scotia New York Branch
	5/31/11	0.28	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi
	7/7/11 to 8/15/11	0.40 to 0.50	34,000,000	33,999,999
BNP Paribas New York Branch
	5/16/11 to 6/8/11	0.37	30,000,000	30,000,000
Canadian Imperial Bank of Commerce New York Branch
	4/1/11 to 4/20/12	0.35 to 0.50 (d)	29,000,000	29,000,000
Credit Suisse
	7/25/11 to 9/2/11	0.31 to 0.32 (d)	9,000,000	9,000,000
Deutsche Bank
	7/25/11	0.35 (d)	13,000,000	13,000,000
DnB NOR Bank ASA
	8/4/11	0.31 (d)	3,000,000	3,000,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Intesa Sanpaolo SpA New York Branch
	4/7/11	0.40%	$ 2,000,000	$ 2,000,000
Landesbank Baden-Wuerttemberg New York Branch
	5/5/11	0.37	11,000,000	11,000,000
Mitsubishi UFJ Trust & Banking Corp.
	4/18/11	0.35	3,000,000	3,000,000
Natexis Banques Populaires New York Branch
	6/1/11	0.40	10,000,000	10,000,000
National Bank Canada
	11/4/11	0.41 (d)	8,000,000	8,000,000
Natixis SA
	6/22/11	2.01 (d)	3,000,000	3,000,000
Rabobank Nederland New York Branch
	6/8/11 to 4/2/12	0.30 to 0.50 (d)	19,000,000	19,000,000
Royal Bank of Canada
	3/30/12	0.64 (d)	3,000,000	3,000,000
Skandinaviska Enskilda Banken
	6/6/11	0.35	1,000,000	1,000,000
Societe Generale
	4/11/11 to 5/16/11	0.35 to 1.71 (d)	11,000,000	11,000,000
Sumitomo Mitsui Banking Corp.
	5/13/11	0.30	9,000,000	9,000,000
Svenska Handelsbanken
	5/3/11 to 6/24/11	0.30 to 0.35	8,000,000	8,000,003
Toronto-Dominion Bank New York Branch
	1/12/12	0.34 (d)	2,000,000	2,000,000
UBS AG
	5/2/11 to 7/21/11	0.30 to 0.36 (d)	15,000,000	15,000,000
				257,999,704
TOTAL CERTIFICATES OF DEPOSIT				371,999,716
Commercial Paper - 21.2%

Australia & New Zealand Banking Group Ltd.
	4/4/11	0.32	3,000,000	2,999,920
Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Barclays Bank PLC/Barclays US CCP Funding LLC
	4/8/11 to 4/15/11	0.32%	$ 5,000,000	$ 4,999,502
BNP Paribas Finance, Inc.
	9/26/11	0.55	10,000,000	9,972,806
BP Capital Markets PLC
	4/12/11 to 6/7/11	0.33 to 0.40	3,000,000	2,999,141
Comcast Corp.
	4/21/11	0.40	4,000,000	3,999,111
Commerzbank U.S. Finance, Inc.
	5/13/11	0.43	9,000,000	8,995,485
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.35 to 0.36 (d)	6,000,000	5,999,953
Credit Suisse New York Branch
	5/25/11	0.33	8,000,000	7,996,040
CVS Caremark Corp.
	5/2/11	0.41 (d)	2,000,000	2,000,000
Danske Corp.
	4/11/11 to 5/17/11	0.32	13,000,000	12,996,382
Deutsche Bank Financial LLC
	4/4/11	0.30	6,000,000	5,999,850
DnB NOR Bank ASA
	7/21/11 to 8/22/11	0.30 (d)	11,000,000	11,000,000
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	4/4/11	0.45	1,000,000	999,963
Intesa Funding LLC
	4/6/11 to 4/18/11	0.40 to 0.41	12,000,000	11,998,499
Landesbank Hessen-Thuringen
	4/11/11	0.32	4,000,000	3,999,644
Natexis Banques Populaires U.S. Finance Co. LLC
	6/2/11 to 7/1/11	0.40 to 0.45	11,000,000	10,989,282
Natixis US Finance Co. LLC
	5/3/11	0.40 (d)	7,000,000	7,000,000
PB Finance (Delaware), Inc.
	5/2/11	0.48	10,000,000	9,995,867
Royal Bank of Canada
	6/16/11	0.40	6,000,000	5,994,933
Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Societe Generale North America, Inc.
	4/1/11 to 5/2/11	0.35 to 0.40%	$ 19,000,000	$ 18,998,039
Sumitomo Trust & Banking Co. Ltd.
	4/15/11	0.35	3,000,000	2,999,592
Total Capital Canada Ltd.
	9/8/11 to 12/15/11	0.40 to 0.42	3,000,000	2,993,357
Toyota Motor Credit Corp.
	4/12/11	0.35	1,000,000	999,893
UniCredito Italiano Bank (Ireland) PLC
	4/1/11 to 4/18/11	0.42	10,000,000	9,999,172
Verizon Communications, Inc.
	5/16/11	0.46 (d)	4,000,000	4,000,000
Westpac Banking Corp.
	4/19/11 to 10/7/11	0.30 to 0.45 (d)	19,000,000	18,993,850
Xerox Corp.
	4/4/11 to 4/11/11	0.65	2,000,000	1,999,765
TOTAL COMMERCIAL PAPER				191,920,046
U.S. Government and Government Agency Obligations - 1.8%

Other Government Related - 1.8%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

	5/20/11 to 6/7/11	0.25 (c)	16,000,000	15,993,861
U.S. Treasury Obligations - 5.0%

U.S. Treasury Bills - 1.3%
	6/2/11 to 6/30/11	0.21 to 0.23	12,000,000	11,993,851
U.S. Treasury Notes - 3.7%
	4/30/11 to 11/30/11	0.20 to 0.45	33,000,000	33,236,182
TOTAL U.S. TREASURY OBLIGATIONS				45,230,033
Medium-Term Notes - 5.5%
		Yield (a)	Principal Amount	Value

BP Capital Markets PLC
	4/11/11	0.45% (d)	$ 2,733,000	$ 2,733,000
Commonwealth Bank of Australia
	2/10/12	0.36 (b)(d)	3,000,000	3,000,000
Metropolitan Life Global Funding I
	7/1/11	2.05 (b)(d)	1,000,000	1,000,000
Royal Bank of Canada
	3/30/12 to 4/13/12	0.30 to 0.70 (b)(d)	14,000,000	14,000,000
	2/6/12	0.31 (d)	9,000,000	8,996,165
Westpac Banking Corp.
	12/23/11 to 4/13/12	0.31 to 0.36 (b)(d)	20,000,000	20,000,000
TOTAL MEDIUM-TERM NOTES				49,729,165
Asset-Backed Securities - 0.3%

GE Equipment Midticket LLC
	9/14/11	0.35 (b)	3,258,660	3,258,660
Municipal Securities - 10.3%

California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 B3, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.22 (d)(e)	8,345,000		8,345,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Valley Palms Apts. Proj.) Series 2002 C, LOC Fannie Mae, VRDN
4/7/11	0.25 (d)(e)	12,000,000		12,000,000
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2002 A3, (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN
4/7/11	0.25 (d)(e)	6,100,000		6,100,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, VRDN
4/7/11	0.54 (d)	4,600,000		4,600,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, LOC Bank of America NA, VRDN
4/7/11	0.25 (d)	12,400,000		12,400,000
Municipal Securities - continued
	Yield (a)	Principal Amount		Value
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
4/7/11	0.25% (d)	$ 2,530,000		$ 2,530,000
New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) LOC Fannie Mae, VRDN
4/7/11	0.23 (d)(e)	12,900,000		12,900,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.24 (d)(e)	21,000,000		21,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23 (d)	10,500,000		10,500,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 C, LOC Branch Banking & Trust Co., VRDN
4/7/11	0.24 (d)	2,900,000		2,900,000
TOTAL MUNICIPAL SECURITIES			93,275,000
Repurchase Agreements - 15.4%
	Maturity Amount
In a joint trading account at 0.2% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) #	$ 949,005	949,000
With:
Banc of America Securities LLC at 0.77%, dated 10/28/10 due 5/5/11 (Collateralized by Mortgage Loan Obligations valued at $6,480,139, 0.66% - 7%, 9/25/37 - 12/25/45) (d)(f)	6,024,255	6,000,000
Barclays Capital, Inc. at:
0.37%, dated:
3/25/11 due 4/1/11 (Collateralized by Equity Securities valued at $3,240,238)	3,000,216	3,000,000
3/28/11 due 4/4/11 (Collateralized by Equity Securities valued at $2,160,091)	2,000,144	2,000,000
3/29/11 due 4/5/11 (Collateralized by Equity Securities valued at $2,160,070)	2,000,144	2,000,000
3/31/11 due 4/7/11 (Collateralized by Equity Securities valued at $1,080,012)	1,000,072	1,000,000
0.42%, dated 3/29/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $2,160,076, 0.4%, 2/25/37)	2,000,327	2,000,000
0.57%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $15,120,240, 5.75%, 9/15/29)	14,000,222	14,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Barclays Capital, Inc. at: - continued
1%, dated:
8/24/10 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $3,259,800, 0.4%, 2/25/37)	$ 3,030,417	$ 3,000,000
9/9/10 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $3,258,360, 0.4%, 2/25/37)	3,030,333	3,000,000
10/13/10 due 7/5/11 (Collateralized by Equity Securities valued at $2,227,757)	2,020,167	2,000,000
BNP Paribas Securities Corp. at 0.23%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $4,200,027, 3.13% - 9.88%, 11/1/11 - 1/7/41)	4,000,026	4,000,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $3,062,796, 4.5%, 2/1/40)	3,003,640	3,000,000
0.4%, dated 1/28/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $1,092,625, 0.38% - 11%, 4/1/11 - 2/25/37)	1,001,056	1,000,000
0.41%, dated:
1/19/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $1,373,333, 5.08%, 7/10/39)	1,001,025	1,000,000
2/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $1,083,272, 0.38% - 13%, 4/1/11 - 3/25/47)	1,001,036	1,000,000
2/17/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $1,080,530, 0.92% - 10%, 3/1/18 - 10/25/35)	1,001,025	1,000,000
2/25/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $1,089,173, 5.52%, 6/12/47)	1,001,025	1,000,000
3/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $1,095,026, 1.01% - 6.38%, 12/15/11 - 8/25/35)	1,001,048	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at:
0.2%, dated 3/2/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $5,101,002, 2.57% - 2.85%, 12/1/17 - 11/1/35)	$ 5,002,500	$ 5,000,000
0.24%, dated:
10/18/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $1,024,290, 3.47%, 12/1/39)	1,001,213	1,000,000
10/25/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $1,024,290, 3.47%, 12/1/39)	1,001,213	1,000,000
11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $1,024,290, 3.47%, 12/1/39)	1,001,193	1,000,000
0.36%, dated 3/9/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $1,053,628, 2.1%, 5/6/13)	1,000,300	1,000,000
J.P. Morgan Clearing Corp. at:
0.46%, dated 3/22/11 due 4/21/11 (Collateralized by Equity Securities valued at $4,348,385)	4,001,533	4,000,000
0.61%, dated 1/25/11 due 4/25/11 (Collateralized by Equity Securities valued at $1,088,250)	1,001,525	1,000,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $1,090,275)	1,003,500	1,000,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $4,350,043)	4,014,240	4,000,000
0.75%, dated 1/31/11 due 7/27/11 (Collateralized by Corporate Obligations valued at $4,355,939, 5.25%, 3/15/14)	4,014,750	4,000,000
J.P. Morgan Securities, Inc. at:
0.24%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $24,720,136, 5.25% - 15.86%, 10/15/31 - 10/15/39)	24,000,160	24,000,000
0.32%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $2,104,729, 7.35%, 2/1/19)	2,000,018	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Securities, Inc. at: - continued
0.62%, dated 3/31/11 due 4/1/11 (Collateralized by Mortgage Loan Obligations valued at $2,160,139, 0.53%, 11/19/36)	$ 2,000,034	$ 2,000,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $2,168,964, 2% - 2.25%, 6/15/13 - 11/15/26)	2,007,542	2,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.67%, dated 11/19/10 due 5/5/11 (Collateralized by Corporate Obligations valued at $2,100,040, 1.75%, 12/1/13) (d)(f)	2,006,216	2,000,000
0.72%, dated 1/31/11 due 5/5/11 (Collateralized by Corporate Obligations valued at $4,200,086, 1.75%, 12/1/13) (d)(f)	4,007,520	4,000,000
1%, dated 1/5/11 due 5/5/11 (Collateralized by Mortgage Loan Obligations valued at $2,160,060, 5.83%, 3/25/36)	2,020,222	2,000,000
Mizuho Securities USA, Inc. at:
0.44%, dated 3/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $1,050,323, 4.5%, 4/15/12)	1,000,379	1,000,000
0.5%, dated 1/24/11 due 4/4/11 (Collateralized by Corporate Obligations valued at $1,055,959, 2.5%, 12/15/36)	1,000,972	1,000,000
RBC Capital Markets Co. at:
0.4%, dated 1/5/11 due 4/5/11 (Collateralized by Corporate Obligations valued at $1,051,004, 3.13% - 6.4%, 4/14/15 - 5/15/37)	1,001,000	1,000,000
0.46%, dated 3/3/11 due 4/6/11 (Collateralized by Corporate Obligations valued at $1,094,125, 0% - 6.02%, 8/25/35 - 8/25/45)	1,000,434	1,000,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,202, 3.69%, 9/1/40)	1,001,250	1,000,000
0.61%, dated 3/22/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $3,241,303, 0.57% - 0.66%, 2/25/34 - 1/25/47)	3,001,525	3,000,000
0.76%, dated 8/5/10 due 5/5/11 (Collateralized by Mortgage Loan Obligations valued at $3,241,291, 0.53%, 8/25/36 - 2/25/37) (d)(f)	3,017,290	3,000,000
Royal Bank of Scotland PLC at 0.61%, dated 3/22/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $3,244,588, 0.84% - 6.78%, 5/15/15 - 5/20/20)	3,001,525	3,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Securities LLC at:
0.41%, dated 2/25/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $1,050,419, 3.7% - 6.4%, 9/1/15 - 10/2/17)	$ 1,001,025	$ 1,000,000
0.47%, dated 3/14/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $1,080,255, 3%, 1/15/15)	1,001,201	1,000,000
Wells Fargo Securities, LLC at:
0.25%, dated 10/21/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,148, 4.5%, 3/1/41)	1,001,250	1,000,000
0.36%, dated 1/11/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $1,051,751, 0.37% - 8.15%, 5/27/11 - 3/19/38)	1,000,900	1,000,000
0.37%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $9,720,101, 6% - 9.75%, 9/1/15 - 11/1/20)	9,000,093	9,000,000
TOTAL REPURCHASE AGREEMENTS		139,949,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $911,355,481)		911,355,481
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,511,841)
NET ASSETS - 100%		$ 905,843,640
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly, or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,258,660 or 4.6% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $15,993,861 or 1.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$949,000 due 4/01/11 at 0.20%
Bank of America NA	$ 264,406
Citibank NA	15,281
Citigroup Global Markets, Inc.	122,249
Deutsche Bank Securities, Inc.	229,217
J.P. Morgan Securities, Inc.	30,562
RBC Capital Markets Corp.	15,281
UBS Securities LLC	79,462
Wells Fargo Securities LLC	192,542
$ 949,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $139,949,000) - See accompanying schedule: Unaffiliated issuers (cost $911,355,481)		$ 911,355,481
Interest receivable		516,423
Total assets		911,871,904

Liabilities
Payable to custodian bank	$ 18,464
Payable for investments purchased	6,000,000
Other payables and accrued expenses	9,800
Total liabilities		6,028,264

Net Assets		$ 905,843,640
Net Assets consist of:
Paid in capital		$ 905,840,758
Accumulated undistributed net realized gain (loss) on investments		2,882
Net Assets, for 905,821,451 shares outstanding		$ 905,843,640
Net Asset Value, offering price and redemption price per share ($905,843,640 ÷ 905,821,451 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Interest		$ 1,806,085

Expenses
Custodian fees and expenses	$ 11,990
Independent trustees' compensation	1,640
Interest	32
Total expenses before reductions	13,662
Expense reductions	(1,642)	12,020
Net investment income (loss)		1,794,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,305
Net increase in net assets resulting from operations		$ 1,799,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,794,065	$ 3,275,540
Net realized gain (loss)	5,305	20,704
Net increase in net assets resulting from operations	1,799,370	3,296,244
Distributions to shareholders from net investment income	(1,794,065)	(3,275,540)
Distributions to shareholders from net realized gain	(27,130)	(114,736)
Total distributions	(1,821,195)	(3,390,276)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	-	410,000,000
Reinvestment of distributions	1,821,194	320,397
Cost of shares redeemed	-	(62,000,000)
Net increase (decrease) in net assets and shares resulting from share transactions	1,821,194	348,320,397
Total increase (decrease) in net assets	1,799,369	348,226,365

Net Assets
Beginning of period	904,044,271	555,817,906
End of period	$ 905,843,640	$ 904,044,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.005	.016	.039	.054	.048
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.002	.005	.016	.039	.054	.048
Distributions from net investment income	(.002)	(.005)	(.016)	(.039)	(.054)	(.048)
Distributions from net realized gain	- F	- F	-	-	-	-
Total distributions	(.002)	(.005)	(.016)	(.039)	(.054)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.20%	.44%	1.64%	3.94%	5.55%	4.86%
Ratios to Average Net Assets E
Expenses before reductions	-% A,D	-% D	-%D	-%D	.01%	.01%
Expenses net of fee waivers, if any	-% A,D	-%D	-%D	-%D	.01%	.01%
Expenses net of all reductions	-% A,D	-%D	-%D	-%D	.01%	.01%
Net investment income (loss)	.40% A	.41%	1.65%	3.92%	5.41%	4.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 905,844	$ 904,044	$ 555,818	$ 557,819	$ 642,663	$ 859,468

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 911,355,481

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $2,701,308. The weighted average interest rate was .03% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Semiannual Report

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,640.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2011